Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory reserve [Member]	Retained Earnings [Member]
Beginning Balance at May. 31, 2011		$ 574,223	$ 1,540	$ 186,585		$ 46,562	$ 16,104	$ 323,432
Beginning Balance, shares at May. 31, 2011			158,379,387
Issuance of ADS shares for the exercises of employee share options		790	2	788
The vesting of non-vested equity shares			13	(13)
Share-based compensation expense		24,125		24,125
Transfer to statutory reserves							69,149	(69,149)
Dividend declared	[1]	(50,000)		(50,000)
Net income		132,688						132,688
Foreign currency translation adjustment		8,576				8,576
Ending Balance at May. 31, 2012		690,402	1,555	161,485		55,138	85,253	386,971
Ending Balance, shares at May. 31, 2012			158,379,387
Issuance of ADS shares for the exercises of employee share options		5,733	7	5,726
The vesting of non-vested equity shares			11	(11)
Share-based compensation expense		27,242		27,242
Transfer to statutory reserves							22,470	(22,470)
Dividend declared	[1]	3,010		3,010
Share repurchase	[2]	(33,133)		(33,116)	(17)
Share repurchase, shares		(1,683,400)	(1,683,400)
Net income		136,269						136,269
Foreign currency translation adjustment		27,729				27,729
Ending Balance at May. 31, 2013		857,252	1,573	164,336	(17)	82,867	107,723	500,770
Ending Balance, shares at May. 31, 2013		158,379,387	156,695,987
Issuance of ADS shares for the exercises of employee share options		7,848	11	7,837
Reissuance of treasury stock for the exercises of employee share options		13,524		13,514	10
Reissuance of treasury stock for the exercises of employee share options, shares		1,014,727	1,014,727
Reissuance of treasury stock for the vesting of non-vested equity shares				(8)	8
Reissuance of treasury stock for the vesting of non-vested equity shares, shares		810,052	810,052
Share-based compensation expense		20,079		20,079
Transfer to statutory reserves							22,145	(22,145)
Dividend declared	[3]	(54,476)		(14,891)				(39,585)
Share repurchase	[2]	(16,865)		(16,858)	(7)
Share repurchase, shares		(762,100)	(762,100)
Net income		215,704						215,704
Foreign currency translation adjustment		(17,894)				(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil		586				586
Ending Balance at May. 31, 2014		$ 1,025,758	$ 1,584	$ 174,009	$ (6)	$ 65,559	$ 129,868	$ 654,744
Ending Balance, shares at May. 31, 2014		158,379,387	157,758,666

[1]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000. The actual dividend amount of US$46,990 was paid on September 28, 2012 to shareholders of record at the close of business on August 31, 2012.
[2]	On April 23, 2013, the Company's board of directors authorized the repurchase of up to US$50,000 of the Company's shares during the period from April 29, 2013, through July 31, 2013 to facilitate the future vesting of options or non-vested equity shares.
[3]	On July 23, 2013, the Company declared a special cash dividend in the amount of US$0.35 per ADS. The aggregate amount of cash dividend paid was US$54,476, of which US$39,585 and US$14,891 were funded by retained earnings and additional paid in capital, respectively. The dividend was fully paid on October 7, 2013 to shareholders of record at the close of business on September 6, 2013.